COMMON STOCK	12 Months Ended
Dec. 28, 2012
Earnings Per Share [Abstract]
COMMON STOCK
COMMON STOCK

Employee Stock Purchase Plan

On September 7, 2012, the Company's Board of Directors (the "Board") adopted the Interline Brands, Inc. Employee Stock Purchase Plan (the "ESPP Plan"), pursuant to which certain employees of the Company, including the Company’s named executive officers, were given the opportunity to acquire shares of common stock of the Company at the closing of the Merger at the same price as paid by the GSCP and P2 Parties in the Merger. Up to 50,000 shares of common stock were available under the ESPP Plan. The Plan terminated on December 31, 2012. During the period from September 8, 2012 through December 28, 2012, employees purchased 31,819 shares under this plan at a price of $255.00 per share.

Share Repurchases

In August 2011, the Company's Board of Directors authorized the repurchase of up to an aggregate of $25.0 million of the Company's outstanding common stock (the “Authorization”). Share repurchases made under this Authorization were accomplished from time to time based on market conditions, the Company's cash and debt position, and other factors as determined by management. The Authorization did not have an expiration date and could be modified, suspended, or discontinued by the Board at any time, in accordance with applicable securities laws. Shares could be repurchased through open market or privately negotiated transactions. As of December 30, 2011, the Company had repurchased 1,783,822 shares of common stock pursuant to this authorization at an aggregate cost of $25.0 million, or an average cost of $14.01 per share, through open market transactions. The Company used cash flows from operating activities to pay the purchase price for the repurchased shares. The repurchased shares became treasury shares. As of December 31, 2011, the Company had completed the share repurchases under the Authorization.

In connection with the Merger (as defined in Note 3. Transactions), each share of common stock of Interline was canceled on September 7, 2012, and converted automatically into a right to receive $25.50 in cash, without interest.